Series, Treasury Money Market Trust
USAA TREASURY MONEY MARKET TRUST
INVESTMENT OBJECTIVE
The USAA Treasury Money Market Trust (the Fund) has an investment objective of providing investors maximum current income while maintaining the highest degree of safety and liquidity.
FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Treasury Money Market Trust) Series, Treasury Money Market Trust	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Treasury Money Market Trust) Series, Treasury Money Market Trust	Shares, Treasury Money Market Trust
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Operating Expenses	0.48%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Treasury Money Market Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Treasury Money Market Trust Shares, Treasury Money Market Trust	49	154	269	604

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of its assets in U.S. government securities with maturities of 397days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days' notice to shareholders.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
1.35% 1st Qtr. 2001	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Treasury Money Market Trust) Series, Treasury Money Market Trust	1 Year	5 Years	10 Years	Since Inception	Inception Date
	none	1.88%	1.69%	3.28%	Feb. 01, 1991